Document and Entity Information	Mar. 29, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 29, 2022
Entity Registrant Name	VERU INC.
Entity Incorporation State Country Code	WI
Entity File Number	1-13602
Entity Tax Identification Number	39-1144397
Entity Address Address Line1	2916 North
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33127
City Area Code	305
Local Phone Number	509-6897
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	VERU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000863894
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line1	48 NW 25th Street
Entity Address Address Line2	Suite 102
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33127